Financial Instruments And Risk Management (Narrative) (Details) bu in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) bu	Dec. 31, 2013 USD ($) bu	Dec. 31, 2012 USD ($)
Derivative [Line Items]
Purchase commitment contracts of bushels of corn	13.4	3.1
Sale commitment contracts of bushels of wet and dried grain with solubles	0.5	0.5
Increase (decrease) in income before taxes due to the impact of marking to market of derivative contracts | $	$ (2.1)	$ (0.1)	$ 2.9
Price Risk Derivative [Member] | Short [Member]
Derivative [Line Items]
Outstanding derivative contracts to sell bushels of corn	1.5	0.5
Repurchase Agreement [Member] | Short [Member]
Derivative [Line Items]
Outstanding derivative contracts to sell bushels of corn	3.2	2.0
Current Assets Held for Sale [Member]
Derivative [Line Items]
Cash deposits related to commodity derivative contracts | $	$ 2.8	$ 2.9